CONSOLIDATED BALANCE SHEETS	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,928,302,849	$ 296,374,721	¥ 2,501,417,491
Restricted cash	833,071,955	128,040,815	318,784,923
Restricted short-term investments	3,237,772,923	497,636,587	3,333,450,365
Short-term investments	2,684,530	412,605	71,301,081
Accounts receivable, net - related parties	2,113,042,060	324,768,618	1,414,084,059
Accounts receivable, net - third parties	4,497,634,528	691,273,770	4,753,715,319
Notes receivable, net - related parties			610,200,000
Notes receivable, net - third parties	571,231,826	87,796,724	915,314,761
Advances to suppliers - related parties			661,788
Advances to suppliers - third parties	397,076,248	61,029,502	325,766,259
Inventories, net	4,273,729,991	656,860,273	4,473,514,697
Forward contract receivables			640,876
Other receivables - related parties	46,592,198	7,161,090	79,124,874
Deferred tax assets - current			130,675,655
Prepayments and other current assets	1,706,717,271	262,317,640	766,644,253
Total current assets	19,607,856,379	3,013,672,345	19,695,296,401
Non-current assets:
Restricted cash - non-current	248,672,003	38,220,187	197,214,485
Project assets, net	473,731,224	72,811,156	55,063,496
Investments in affiliates	22,321,863	3,430,808	7,200,000
Property, plant and equipment, net	6,680,187,156	1,026,725,967	4,738,681,353
Land use rights, net	443,269,172	68,129,224	450,940,595
Intangible assets, net	25,742,411	3,956,536	20,296,727
Deferred tax assets - non-current	275,372,108	42,323,918	134,791,362
Other assets - related parties	146,025,979	22,443,782	173,375,586
Other assets - third parties	713,226,373	109,620,886	617,779,748
Total non-current assets	9,028,548,289	1,387,662,464	6,395,343,352
Total assets	28,636,404,668	4,401,334,809	26,090,639,753
Current liabilities:
Accounts payable - related parties	5,328,896	819,036
Accounts payable - third parties	4,658,202,091	715,952,552	4,290,070,506
Notes payable - third parties	5,672,496,637	871,846,770	4,796,766,263
Accrued payroll and welfare expenses	721,380,096	110,874,091	582,275,670
Advances from related parties	37,399,944	5,748,266	60,541,490
Advances from third parties	748,958,838	115,112,866	1,376,919,487
Income tax payable	27,779,845	4,269,684	168,111,676
Forward contract payables	4,520,619	694,806
Convertible senior notes - current			423,739,708
Deferred tax liabilities - current			17,074,064
Derivative liability - current	26,486,388	4,070,883	10,364,075
Bond payable and accrued interests	10,256,583	1,576,408
Short-term borrowings, including current portion of long-term bank borrowings	6,204,440,312	953,605,015	5,488,629,040
Other payables and accruals	1,804,799,594	277,392,618	1,019,420,371
Other payables - related parties	12,333,484	1,895,622	76,033,573
Guarantee liabilities to related parties	28,033,530	4,308,675	52,710,970
Total current liabilities	19,962,416,857	3,068,167,292	18,362,656,893
Non-current liabilities:
Long-term borrowings	379,788,937	58,372,491	488,519,559
Accrued income tax - non-current	6,041,195	928,515
Long-term payables	538,410,044	82,752,109	44,015,631
Bond payables	298,425,000	45,867,083
Accrued warranty costs - non-current	571,718,223	87,871,482	511,208,557
Convertible senior notes	65,342	10,043
Deferred tax liability - non current	70,121,943	10,777,545	50,650,530
Guarantee liabilities to related parties - non current	120,154,085	18,476,345	173,375,586
Total non-current liabilities	1,984,724,769	305,046,613	1,267,769,863
Total liabilities	21,947,141,626	3,373,213,905	19,630,426,756
Commitment and contingencies
Redeemable non-controlling interests
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 128,456,466 and 133,869,274 shares issued as of December 31, 2016 and December 31, 2017, respectively, 126,733,266 and 132,146,074 shares outstanding as of December 31, 2016 and December 31, 2017, respectively.)	18,604	2,859	17,881
Additional paid-in capital	3,313,608,385	509,292,284	3,145,262,253
Statutory reserves	516,885,853	79,443,901	466,252,857
Accumulated other comprehensive income	23,295,998	3,580,529	104,784,173
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2016 and December 31, 2017	(13,875,553)	(2,132,633)	(13,875,553)
Retained earnings	2,849,339,968	437,935,534	2,758,267,275
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	6,689,273,255	1,028,122,474	6,460,708,886
Non-controlling interests	(10,213)	(1,570)	(495,889)
Total shareholders' equity	6,689,263,042	1,028,120,904	6,460,212,997
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 28,636,404,668	$ 4,401,334,809	¥ 26,090,639,753